Note 15 - Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Other Commitments [Table Text Block]
(Dollar amounts in thousands)	2021	2020

Commitments to extend credit	$280,379	$255,429
Standby letters of credit	586	581

Total	$280,965	$256,010

Lease, Cost [Table Text Block]
	2021	2020
Lease Costs:
Finance lease cost:
Amortization of right-of-use asset	$313	$286
Interest Expense	130	131
Other	63	27
Operating lease cost	225	213
Total lease cost	$731	$657

Lease, Term and Discount Rate [Table Text Block]
	Operating	Finance
Weighted-average term (years)	5.9	14.6
Weighted-average discount rate	1.8%	2.6%

Operating and Finance Lease, Liability, Maturity [Table Text Block]
	Operating	Finance
Undiscounted cash flows due within:
2022	$169	$385
2023	169	385
2024	169	385
2025	169	385
2026	134	389
2027 and thereafter	122	3,726
Total undiscounted cash flows	932	5,655

Impact of present value discount	(54)	(1,002)

Amount reported on balance sheet	$878	$4,653